Janus Aspen Series

Janus Henderson Balanced Portfolio

Supplement dated June 30, 2020

to Currently Effective Prospectuses

In connection with Marc Pinto’s retirement from Janus Henderson and the mutual fund industry in the second quarter of 2021, the prospectuses for Janus Henderson Balanced Portfolio (the “Portfolio”) are amended as reflected below.

Effective on or about April 2, 2021, the Portfolio’s prospectuses are amended as follows:

1.	Under “Management” in the Portfolio Summary section of the Portfolio’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers: Jeremiah Buckley, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since December 2015. Michael Keough is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since December 2019. Greg Wilensky, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since February 2020.

2.	Under “Investment Personnel” in the Management of the Portfolios section of the Portfolio’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Balanced Portfolio

Co-Portfolio Managers Jeremiah Buckley, Michael Keough, and Greg Wilensky are responsible for the day-to-day management of the Portfolio. Messrs. Keough and Wilensky focus on the fixed-income portion of the Portfolio. Mr. Buckley focuses on the equity portion of the Portfolio.

Effective on or about April 2, 2021, all references to Marc Pinto are deleted from the Portfolio’s prospectuses.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Balanced Portfolio

Supplement dated June 30, 2020

to Currently Effective Statements of Additional Information

In connection with Marc Pinto’s retirement from Janus Henderson and the mutual fund industry in the second quarter of 2021, effective on or about April 2, 2021, all references to Marc Pinto are deleted from Janus Henderson Balanced Portfolio’s Statements of Additional Information.

Please retain this Supplement with your records.